Summary of Significant Accounting Policies (Details)	6 Months Ended
Dec. 31, 2019
Ownership percentage	100.00%
CACM [Member]
Place incorporated	New York, USA
Ownership percentage	100.00%
BVI-ACM [Member]
Place incorporated	British Virgin Island
Ownership percentage	100.00%
China-ACMH [Member]
Place incorporated	Beijing, China
Ownership percentage	100.00%
Xin Ao [Member]
Place incorporated	Beijing, China
Description of ownership percentage	VIE